Goodwill and Intangible Assets (Schedule of Intangible Assets by Major Asset Class) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 7 months 24 days
Gross Carrying Amount	$ 1,505,231	$ 1,463,505
Accumulated Amortization	(948,072)	(827,084)
Goodwill	$ 1,925,518	1,875,698	$ 1,887,963
Patent and license rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 7 months 10 days
Gross Carrying Amount	$ 373,609	338,175
Accumulated Amortization	$ (233,406)	(205,880)
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 7 months 21 days
Gross Carrying Amount	$ 708,825	693,294
Accumulated Amortization	$ (469,312)	(409,374)
Customer base, trademarks, and non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 8 months 16 days
Gross Carrying Amount	$ 422,797	432,036
Accumulated Amortization	$ (245,354)	$ (211,830)